Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 350	$ 2,697,132	$ (3,662,806)	$ (965,324)
Balance, shares at Dec. 31, 2023	3,500,000
Imputed interest discounts on related party notes			14,087	14,087
Shares issued from the at-the-market offering	$ 140	34,860		35,000
Shares issued for cash, shares	1,400,000
Shares issued for settlement of accounts payable	$ 100	24,900		25,000
Shares issued for conversion of accounts payable, shares	1,000,000
Shares issued for services	$ 25	6,100		6,125
Shares issued for services, shares	245,000
Shares cancelled per forfeiture agreement	$ (85)	85
Shares cancelled per forfeiture agreement, shares	(850,000)
Effect of recapitalization merger	$ 577	(2,763,077)	(94,282,740)	(97,045,240)
Effect of recapitalization merger, shares	5,767,944
Shares issued for forbearance fee	$ 139	13,226,787		13,226,926
Shares issued for forbearance fee, shares	1,392,308
Net income (loss)			4,103,067	4,103,067
Balance at Dec. 31, 2024	$ 1,246	13,226,787	(93,828,392)	(80,600,359)
Balance, shares at Dec. 31, 2024	12,455,252
Shares issued for services	$ 2	58,123		58,125
Shares issued for services, shares	21,528
Net income (loss)			(308,081)	(308,081)
Balance at Mar. 31, 2025	$ 1,248	13,284,910	(94,136,473)	(80,850,315)
Balance, shares at Mar. 31, 2025	12,476,780
Balance at Dec. 31, 2024	$ 1,246	13,226,787	(93,828,392)	(80,600,359)
Balance, shares at Dec. 31, 2024	12,455,252
Shares issued for settlement of accounts payable	$ 125	1,437,375		1,437,500
Shares issued for conversion of accounts payable, shares	1,250,000
Shares issued for services	$ 89	771,978		772,067
Shares issued for services, shares	894,524
Net income (loss)			(8,021,235)	(8,021,235)
Shares issued for conversion of accrued interest	$ 14	178,006		178,020
Shares issued for conversion of accrued interest, shares	138,000
Shares issued for conversion of note payable	$ 300	3,749,700		3,750,000
Shares issued for conversion of note payable, shares	3,000,000
Shares issued for conversion of preferred series C shares	$ 2,608	30,635,909		30,638,517
Shares issued for conversion of preferred series C shares, shares	26,079,868
Shares repurchased and cancelled	$ (125)			(125)
Shares repurchased and cancelled, shares	(1,250,000)
Shares issued for conversion of note payable		547,151		547,151
Reversal of excise tax liability			2,348,302	2,348,302
Balance at Dec. 31, 2025	$ 4,257	50,546,906	(99,501,325)	(48,950,162)
Balance, shares at Dec. 31, 2025	42,567,644
Balance at Dec. 31, 2024	$ 1,246	13,226,787	(93,828,392)	(80,600,359)
Balance, shares at Dec. 31, 2024	12,455,252
Balance at Mar. 31, 2026	$ 5,141	56,932,762	(103,522,156)	(46,584,253)
Balance, shares at Mar. 31, 2026	51,409,476
Balance at Dec. 31, 2025	$ 4,257	50,546,906	(99,501,325)	(48,950,162)
Balance, shares at Dec. 31, 2025	42,567,644
Shares issued from the at-the-market offering	$ 243	1,854,858		1,855,101
Shares issued for cash, shares	2,433,564
Shares issued for settlement of accounts payable	$ 40	321,920		321,960
Shares issued for conversion of accounts payable, shares	400,000
Shares issued for services	$ 523	3,825,437		3,825,960
Shares issued for services, shares	5,231,509
Net income (loss)			(4,020,831)	(4,020,831)
Shares issued for conversion of note payable	$ 78	383,641		383,719
Shares issued for conversion of note payable, shares	776,759
Balance at Mar. 31, 2026	$ 5,141	$ 56,932,762	$ (103,522,156)	$ (46,584,253)
Balance, shares at Mar. 31, 2026	51,409,476